14. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Operating loss carry forwards	$ 2,975,000
Net operating loss carry forwards expire	Dec. 31, 2021
Increase deferred tax asset	$ 562,000	$ 330,000